PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 92.1%
Basic Materials : 4.7%
1,595,000
(1)
Avient Corp., 6.250%,
11/01/2031 $ 1,575,029
0.4
950,000
(1)
Axalta Coating Systems
Dutch Holding B BV,
7.250%,
02/15/2031 984,281
0.3
300,000
(1)(2)
Axalta Coating
Systems LLC, 3.375%,
02/15/2029 272,606
0.1
1,135,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 1,059,619
0.3
575,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 516,578
0.1
190,000
(1)(2)
Cleveland-Cliffs, Inc.,
6.875%,
11/01/2029 188,180
0.1
1,450,000
(1)
Constellium SE,
5.625%,
06/15/2028 1,425,084
0.4
315,000
(1)(2)
Constellium SE,
6.375%,
08/15/2032 305,248
0.1
1,685,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 1,662,443
0.4
1,253,525
(1)
Innophos Holdings, Inc.,
11.500%,
06/15/2029 1,303,666
0.3
820,000
(1)(2)
Mativ Holdings, Inc.,
8.000%,
10/01/2029 790,847
0.2
1,350,000
(1)
NOVA Chemicals Corp.,
7.000%,
12/01/2031 1,345,110
0.4
365,000
(1)
Novelis Corp., 3.250%,
11/15/2026 347,989
0.1
890,000
(1)
Novelis Corp., 3.875%,
08/15/2031 767,276
0.2
325,000
(1)
Novelis Corp., 4.750%,
01/30/2030 300,219
0.1
1,020,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 940,788
0.2
550,000
(1)
Olympus Water US
Holding Corp., 4.250%,
10/01/2028 514,437
0.1
800,000
(1)
Olympus Water US
Holding Corp., 7.125%,
10/01/2027 814,979
0.2
1,575,000
(1)
SPCM SA, 3.125%,
03/15/2027 1,490,058
0.4
1,350,000
(1)(2)
Tronox, Inc., 4.625%,
03/15/2029 1,213,239
0.3
17,817,676
4.7
Communications : 12.7%
1,975,000
(1)
Altice Financing SA,
5.750%,
08/15/2029 1,447,907
0.4
2,675,000
(1)
Altice France SA,
5.125%,
07/15/2029 2,006,084
0.5
1,350,000
(1)
Arches Buyer, Inc.,
6.125%,
12/01/2028 1,206,767
0.3
622,000
(1)
Beasley Mezzanine
Holdings LLC, 9.200%,
08/01/2028 351,430
0.1
1,400,000
(1)
Cablevision Lightpath
LLC, 5.625%,
09/15/2028 1,307,126
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
2,825,000
(1)(2)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
08/15/2030 $ 2,539,070
0.7
2,085,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,795,848
0.5
1,570,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 1,514,640
0.4
1,615,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 1,588,296
0.4
615,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 613,762
0.2
1,660,000
(1)(2)
Connect Finco Sarl /
Connect US Finco LLC,
9.000%,
09/15/2029 1,514,010
0.4
2,330,000
(1)
CSC Holdings LLC,
5.500%,
04/15/2027 2,087,958
0.6
2,185,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 2,131,170
0.6
2,085,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 2,210,928
0.6
1,930,000  EchoStar Corp.,
10.750%,
11/30/2029 2,077,376
0.5
1,070,000
(1)
GCI LLC, 4.750%,
10/15/2028 1,000,428
0.3
1,660,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 887,151
0.2
1,700,000  Lamar Media Corp.,
4.000%,
02/15/2030 1,549,199
0.4
1,830,000
(1)
Level 3 Financing, Inc.,
4.000%,
04/15/2031 1,450,275
0.4
1,825,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 1,996,550
0.5
1,910,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 1,820,525
0.5
1,490,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 1,491,864
0.4
1,020,000
(1)(2)
Outfront Media Capital
LLC / Outfront Media
Capital Corp., 4.625%,
03/15/2030 943,350
0.2
590,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 567,256
0.1
2,980,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 2,900,783
0.8
1,320,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 1,258,342
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
1,945,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 $ 1,939,451
0.5
815,000
(1)(2)
Viasat, Inc., 6.500%,
07/15/2028 661,536
0.2
640,000
(1)(2)
Viasat, Inc., 7.500%,
05/30/2031 445,717
0.1
935,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 847,829
0.2
1,300,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 1,119,388
0.3
1,325,000
(1)
Windstream Escrow
LLC / Windstream
Escrow Finance Corp.,
8.250%,
10/01/2031 1,370,040
0.4
1,855,000
(1)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 1,578,598
0.4
48,220,654
12.7
Consumer, Cyclical : 16.9%
1,070,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 957,910
0.2
1,365,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 1,371,127
0.4
1,155,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 1,138,844
0.3
485,000
(1)(2)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 496,186
0.1
1,180,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 1,173,777
0.3
1,070,000
(1)(2)
American Airlines, Inc.,
7.250%,
02/15/2028 1,097,717
0.3
327,500
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 326,700
0.1
815,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 781,804
0.2
705,000
(2)
Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 660,025
0.2
320,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 325,827
0.1
1,345,000
(1)(2)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 1,260,350
0.3
1,405,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 1,432,088
0.4
995,000
(1)
Carnival Corp., 4.000%,
08/01/2028 943,729
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
2,110,000
(1)
Carnival Corp., 6.000%,
05/01/2029 $ 2,106,622
0.6
2,011,466
(1)(3)
Carvana Co., 9.000%
(PIK Rate 12.000%,
Cash Rate 9.000%),
12/01/2028 2,149,672
0.6
1,430,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 1,433,899
0.4
1,270,000
(1)
Cinemark USA, Inc.,
7.000%,
08/01/2032 1,297,108
0.3
1,135,000
(1)
Dream Finders
Homes, Inc., 8.250%,
08/15/2028 1,188,163
0.3
1,250,000
(1)
eG Global Finance PLC,
12.000%,
11/30/2028 1,399,394
0.4
1,135,000
(1)
Foundation Building
Materials, Inc., 6.000%,
03/01/2029 1,001,960
0.3
345,000
(1)
Gap, Inc., 3.625%,
10/01/2029 310,139
0.1
790,000
(1)
Gap, Inc., 3.875%,
10/01/2031 683,895
0.2
1,085,000
(1)
Gates Corp., 6.875%,
07/01/2029 1,105,038
0.3
1,255,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 1,260,644
0.3
960,000
(1)
Hilton Domestic
Operating Co., Inc.,
5.875%,
03/15/2033 945,301
0.2
1,020,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 1,004,016
0.3
1,160,000
(1)
Interface, Inc., 5.500%,
12/01/2028 1,140,551
0.3
425,000
(1)
International Game
Technology PLC,
4.125%,
04/15/2026 419,087
0.1
1,500,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 1,464,368
0.4
1,160,000
(1)(2)
Lithia Motors, Inc.,
4.375%,
01/15/2031 1,056,008
0.3
250,000  M/I Homes, Inc.,
3.950%,
02/15/2030 226,921
0.1
730,000  M/I Homes, Inc.,
4.950%,
02/01/2028 709,045
0.2
510,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 425,373
0.1
730,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 686,225
0.2
850,000
(1)(2)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 837,254
0.2
750,000  MGM Resorts
International, 4.625%,
09/01/2026 740,479
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
615,000  MGM Resorts
International, 4.750%,
10/15/2028 $ 589,349
0.1
325,000  MGM Resorts
International, 6.500%,
04/15/2032 324,166
0.1
1,955,000
(1)
Michaels Cos., Inc.,
5.250%,
05/01/2028 1,478,301
0.4
790,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 750,358
0.2
415,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 413,167
0.1
485,000
(1)
NCL Corp. Ltd.,
5.875%,
03/15/2026 484,698
0.1
195,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 204,039
0.0
1,110,000
(1)
Raising Cane's
Restaurants LLC,
9.375%,
05/01/2029 1,190,488
0.3
2,910,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,893,989
0.8
680,000
(1)
Royal Caribbean
Cruises Ltd., 5.625%,
09/30/2031 669,330
0.2
1,125,000
(2)
Sally Holdings LLC
/ Sally Capital, Inc.,
6.750%,
03/01/2032 1,128,458
0.3
1,205,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 1,154,141
0.3
1,270,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 1,273,714
0.3
654,875
(1)
Staples, Inc., 12.750%,
01/15/2030 512,869
0.1
1,455,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 1,381,658
0.4
890,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 777,256
0.2
250,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 230,582
0.1
1,340,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 1,338,182
0.3
730,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 718,341
0.2
1,340,000
(1)
Victoria's Secret & Co.,
4.625%,
07/15/2029 1,223,025
0.3
2,295,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 2,285,269
0.6
345,000
(1)(2)
Viking Cruises Ltd.,
7.000%,
02/15/2029 347,241
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
1,200,000
(1)(2)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 $ 1,049,807
0.3
745,000  Walgreens Boots
Alliance, Inc., 4.800%,
11/18/2044 533,142
0.1
855,000
(2)
Walgreens Boots
Alliance, Inc., 8.125%,
08/15/2029 847,361
0.2
1,390,000
(1)
William Carter Co.,
5.625%,
03/15/2027 1,379,451
0.4
1,525,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 1,509,640
0.4
1,000,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 995,998
0.3
600,000
(1)(2)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 598,798
0.2
63,840,064
16.9
Consumer, Non-cyclical : 19.3%
1,280,000
(1)(2)
1375209 BC Ltd.,
9.000%,
01/30/2028 1,283,382
0.3
1,345,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 1,290,455
0.3
1,110,000
(1)
AdaptHealth LLC,
4.625%,
08/01/2029 999,523
0.3
1,225,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 1,127,450
0.3
865,000
(1)
AHP Health Partners,
Inc., 5.750%,
07/15/2029 841,025
0.2
600,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 546,663
0.1
1,200,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 1,196,040
0.3
1,100,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 1,037,134
0.3
1,400,000
(1)
Allied Universal Holdco
LLC/Allied Universal
Finance Corp./Atlas
Luxco 4 Sarl, 4.625%,
06/01/2028 1,324,882
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,085,000
(1)(2)
Alta Equipment
Group, Inc., 9.000%,
06/01/2029 $ 1,036,187
0.3
550,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 506,251
0.1
615,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 581,391
0.2
1,425,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 1,141,589
0.3
1,125,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 1,022,192
0.3
1,414,150  Bausch Lomb, 8.563%,
05/10/2027 1,421,308
0.4
845,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 866,871
0.2
1,370,000
(1)
Belron UK Finance
PLC, 5.750%,
10/15/2029 1,357,066
0.4
545,000
(1)
Brink's Co., 6.500%,
06/15/2029 552,774
0.1
545,000
(1)
Brink's Co., 6.750%,
06/15/2032 549,635
0.1
1,560,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 1,421,117
0.4
485,000
(1)(3)
Chobani Holdco II LLC,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
10/01/2029 514,109
0.1
2,435,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 2,002,222
0.5
1,910,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 1,835,190
0.5
1,355,000
(1)(2)
Cimpress PLC, 7.375%,
09/15/2032 1,347,817
0.4
1,135,000
(1)
CPI CG, Inc., 10.000%,
07/15/2029 1,219,118
0.3
415,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 359,477
0.1
1,735,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 1,596,521
0.4
1,350,000
(1)
Embecta Corp.,
5.000%,
02/15/2030 1,244,724
0.3
1,455,000  Encompass Health
Corp., 4.750%,
02/01/2030 1,380,389
0.4
1,180,000
(1)
Fiesta Purchaser, Inc.,
7.875%,
03/01/2031 1,233,233
0.3
345,000
(1)
Fiesta Purchaser, Inc.,
9.625%,
09/15/2032 362,279
0.1
415,000
(1)
Garda World Security
Corp., 4.625%,
02/15/2027 403,435
0.1
1,270,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 1,265,838
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
1,150,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 $ 1,087,593
0.3
1,370,000
(1)
LifePoint Health, Inc.,
10.000%,
06/01/2032 1,394,656
0.4
1,070,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 991,791
0.3
955,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 922,543
0.2
410,000
(1)
Medline Borrower L.P./
Medline Co-Issuer, Inc.,
6.250%,
04/01/2029 414,836
0.1
795,000
(1)
Molina Healthcare, Inc.,
6.250%,
01/15/2033 786,455
0.2
1,180,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 1,096,178
0.3
775,000  New Albertsons L.P.,
7.450%,
08/01/2029 805,895
0.2
1,880,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 1,691,586
0.4
600,000
(1)(2)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 614,166
0.2
1,005,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 1,006,210
0.3
1,550,000
(2)
Perrigo Finance
Unlimited Co. USD,
6.125%,
09/30/2032 1,517,591
0.4
1,070,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 987,742
0.3
820,000
(1)
Post Holdings, Inc.,
6.250%,
10/15/2034 800,845
0.2
305,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 299,316
0.1
1,780,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 1,772,290
0.5
1,190,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 1,107,721
0.3
1,345,000
(1)
Raven Acquisition
Holdings LLC, 6.875%,
11/15/2031 1,334,870
0.4
965,000
(1)
Select Medical Corp.,
6.250%,
12/01/2032 930,121
0.2
1,810,000  Service Corp.
International, 5.750%,
10/15/2032 1,757,932
0.5
1,070,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 990,058
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
950,000
(1)
Sotera Health
Holdings LLC, 7.375%,
06/01/2031 $ 963,634
0.3
1,070,000
(1)
Star Parent, Inc.,
9.000%,
10/01/2030 1,112,639
0.3
970,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 925,015
0.2
1,270,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 1,244,908
0.3
1,685,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 1,683,382
0.4
1,660,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 1,648,991
0.4
1,655,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 1,632,792
0.4
1,070,000
(2)
United Rentals North
America, Inc., 4.875%,
01/15/2028 1,042,205
0.3
250,000  United Rentals North
America, Inc., 5.500%,
05/15/2027 249,182
0.1
1,350,000
(1)
United Rentals North
America, Inc., 6.125%,
03/15/2034 1,341,129
0.4
1,285,000
(1)
US Foods, Inc., 5.750%,
04/15/2033 1,251,970
0.3
1,275,000
(1)
Veritiv Operating Co.,
10.500%,
11/30/2030 1,374,744
0.4
510,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 487,392
0.1
1,135,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 1,134,552
0.3
73,270,217
19.3
Energy : 10.3%
790,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 769,897
0.2
950,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 946,222
0.2
970,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 965,435
0.2
630,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.625%,
09/01/2032 629,811
0.2
216,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 217,324
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
1,370,000
(1)(2)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 $ 1,335,552
0.3
1,125,000
(1)
Baytex Energy Corp.,
8.500%,
04/30/2030 1,150,529
0.3
1,550,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 1,550,712
0.4
1,270,000
(1)
Crescent Energy
Finance LLC, 7.625%,
04/01/2032 1,264,640
0.3
790,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 790,124
0.2
935,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 8.625%,
03/15/2029 967,596
0.3
415,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 387,850
0.1
730,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 666,593
0.2
1,075,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 1,098,530
0.3
1,405,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 1,435,014
0.4
1,101,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 1,147,132
0.3
1,540,000
(1)
EQM Midstream
Partners L.P., 4.750%,
01/15/2031 1,449,340
0.4
1,045,000
(1)
Global Partners L.P.
/ GLP Finance Corp.,
8.250%,
01/15/2032 1,075,502
0.3
655,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 625,531
0.2
730,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 689,704
0.2
730,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 677,840
0.2
1,245,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 1,226,386
0.3
1,225,000
(1)
Kodiak Gas Services
LLC, 7.250%,
02/15/2029 1,250,715
0.3
1,455,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 1,477,088
0.4
1,240,000
(1)
Moss Creek Resources
Holdings, Inc., 8.250%,
09/01/2031 1,218,123
0.3
1,535,000
(1)
Northriver Midstream
Finance L.P., 6.750%,
07/15/2032 1,545,562
0.4

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
865,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 $ 849,367
0.2
575,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 568,048
0.1
1,350,000
(1)
Summit Midstream
Holdings LLC, 8.625%,
10/31/2029 1,401,509
0.4
365,000
(1)
Sunoco L.P., 7.000%,
05/01/2029 374,840
0.1
510,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 481,179
0.1
1,070,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 993,167
0.3
595,000
(1)
Talos Production, Inc.,
9.000%,
02/01/2029 611,010
0.2
770,000
(1)
Talos Production, Inc.,
9.375%,
02/01/2031 785,708
0.2
708,000
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 710,689
0.2
190,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 194,071
0.0
1,225,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 1,097,991
0.3
1,405,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,427,401
0.4
1,430,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 1,488,706
0.4
1,320,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 1,378,029
0.4
38,920,467
10.3
Financial : 11.5%
570,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 6.000%,
08/01/2029 548,923
0.1
1,190,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 7.500%,
11/06/2030 1,226,610
0.3
625,000
(1)
Acrisure LLC / Acrisure
Finance, Inc., 8.500%,
06/15/2029 654,318
0.2
1,075,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 6.500%,
10/01/2031 1,065,726
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,225,000
(1)
Alliant Holdings
Intermediate LLC
/ Alliant Holdings
Co-Issuer, 7.375%,
10/01/2032 $ 1,237,804
0.3
815,000  Ally Financial, Inc.,
5.750%,
11/20/2025 819,581
0.2
550,000
(2)
Ally Financial, Inc.,
6.700%,
02/14/2033 554,717
0.1
1,245,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 1,240,566
0.3
1,205,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 1,171,973
0.3
1,200,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 1,206,428
0.3
1,060,000
(1)
CI Financial Corp.,
7.500%,
05/30/2029 1,110,106
0.3
1,345,000
(1)
Focus Financial
Partners LLC, 6.750%,
09/15/2031 1,341,135
0.4
1,180,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 1,181,438
0.3
615,000
(1)
Freedom Mortgage
Corp., 12.250%,
10/01/2030 680,794
0.2
300,000
(1)
Freedom Mortgage
Holdings LLC, 9.125%,
05/15/2031 309,696
0.1
2,325,000
(1)
Icahn Enterprises L.P.
/ Icahn Enterprises
Finance Corp.,
10.000%,
11/15/2029 2,333,397
0.6
1,930,000
(1)
Iron Mountain, Inc.,
5.250%,
07/15/2030 1,843,796
0.5
875,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 872,083
0.2
1,720,000
(1)
Jane Street Group /
JSG Finance, Inc.,
6.125%,
11/01/2032 1,705,210
0.5
325,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.250%,
02/01/2027 313,630
0.1
1,070,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 1,009,998
0.3
450,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 413,586
0.1
1,100,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 1,076,850
0.3

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,070,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 $ 767,746
0.2
1,320,000
(2)
MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 1,114,141
0.3
935,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.000%,
02/01/2026 928,559
0.2
1,360,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,270,242
0.3
615,000  Navient Corp., 5.000%,
03/15/2027 603,243
0.2
510,000  Navient Corp., 6.750%,
06/25/2025 510,867
0.1
530,000  OneMain Finance
Corp., 4.000%,
09/15/2030 471,466
0.1
1,270,000  OneMain Finance
Corp., 5.375%,
11/15/2029 1,222,028
0.3
530,000  OneMain Finance
Corp., 7.125%,
03/15/2026 539,917
0.1
1,305,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 1,319,465
0.4
1,345,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
7.000%,
02/01/2030 1,366,061
0.4
1,075,000
(1)
PHH Escrow Issuer
LLC, 9.875%,
11/01/2029 1,080,934
0.3
955,000
(1)(2)
PRA Group, Inc.,
5.000%,
10/01/2029 874,555
0.2
300,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 6.500%,
04/01/2032 301,759
0.1
1,390,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 1,434,255
0.4
575,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 559,666
0.2
1,595,000
(1)
Ryan Specialty LLC,
5.875%,
08/01/2032 1,579,214
0.4
215,000
(1)
United Wholesale
Mortgage LLC, 5.500%,
11/15/2025 214,096
0.1
1,640,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 1,621,171
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
1,145,000
(1)
VFH Parent LLC / Valor
Co-Issuer, Inc., 7.500%,
06/15/2031 $ 1,178,946
0.3
830,000
(1)
XHR L.P., 6.625%,
05/15/2030 833,762
0.2
43,710,458
11.5
Industrial : 10.5%
1,020,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 1,035,313
0.3
1,435,000
(1)
Arcosa, Inc., 6.875%,
08/15/2032 1,459,775
0.4
1,085,000
(1)
Ardagh Metal
Packaging Finance
USA LLC / Ardagh
Metal Packaging
Finance PLC, 4.000%,
09/01/2029 933,255
0.2
705,000
(1)(2)
Bombardier, Inc.,
7.500%,
02/01/2029 734,133
0.2
643,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 644,376
0.2
325,000
(1)
Bombardier, Inc.,
8.750%,
11/15/2030 349,760
0.1
1,385,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 1,385,587
0.4
270,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 268,533
0.1
1,135,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 1,102,560
0.3
1,160,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 1,207,476
0.3
1,160,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 1,168,868
0.3
1,430,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 1,433,694
0.4
1,410,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 1,386,036
0.4
1,300,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.875%,
04/15/2033 1,255,947
0.3
1,180,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 1,118,302
0.3
705,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 667,056
0.2
530,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 512,108
0.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
530,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 $ 527,517
0.1
1,640,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 1,624,218
0.4
1,550,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 1,471,137
0.4
1,070,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 1,055,850
0.3
1,320,000
(1)
Madison IAQ LLC,
5.875%,
06/30/2029 1,247,842
0.3
1,340,000
(1)
Oscar AcquisitionCo
LLC / Oscar Finance,
Inc., 9.500%,
04/15/2030 1,264,328
0.3
1,825,000
(1)(2)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 1,778,408
0.5
1,320,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 1,266,294
0.3
575,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 577,376
0.1
1,345,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 1,177,322
0.3
1,430,000
(1)
Smyrna Ready Mix
Concrete LLC, 8.875%,
11/15/2031 1,503,945
0.4
1,070,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 918,306
0.2
640,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 586,873
0.2
995,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 1,002,796
0.3
965,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 965,363
0.3
1,215,000
(1)
Terex Corp., 6.250%,
10/15/2032 1,192,432
0.3
1,520,000
(1)
TransDigm, Inc.,
6.000%,
01/15/2033 1,490,893
0.4
880,000
(1)
TransDigm, Inc.,
6.625%,
03/01/2032 889,043
0.2
1,020,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 977,124
0.3
1,570,000
(1)
Wilsonart LLC,
11.000%,
08/15/2032 1,540,706
0.4
39,720,552
10.5
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Technology : 3.3%
1,225,000
(1)
Amentum Escrow Corp.,
7.250%,
08/01/2032 $ 1,235,679
0.3
3,525,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 3,464,327
0.9
790,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 784,277
0.2
530,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 480,529
0.1
1,085,000
(1)
Fortress Intermediate
3, Inc., 7.500%,
06/01/2031 1,107,699
0.3
615,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 557,220
0.2
1,160,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 1,053,025
0.3
1,225,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 1,115,199
0.3
1,350,000
(1)
Rocket Software, Inc.,
6.500%,
02/15/2029 1,272,781
0.3
1,320,000
(1)
UKG, Inc., 6.875%,
02/01/2031 1,340,602
0.4
12,411,338
3.3
Utilities : 2.9%
1,320,000
(1)
Alpha Generation LLC,
6.750%,
10/15/2032 1,307,195
0.3
815,000
(1)
Calpine Corp., 4.500%,
02/15/2028 782,334
0.2
615,000
(1)
Calpine Corp., 5.000%,
02/01/2031 578,773
0.2
1,045,000
(1)
Calpine Corp., 5.125%,
03/15/2028 1,014,294
0.3
82,000
(1)
Calpine Corp., 5.250%,
06/01/2026 81,952
0.0
1,270,000
(1)
Lightning Power LLC,
7.250%,
08/15/2032 1,309,520
0.3
880,000
(1)
NRG Energy, Inc.,
6.000%,
02/01/2033 855,378
0.2
965,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 947,278
0.2
1,070,000  TransAlta Corp.,
7.750%,
11/15/2029 1,116,703
0.3
655,000
(1)
Vistra Operations
Co. LLC, 4.375%,
05/01/2029 617,287
0.2
1,205,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 1,202,193
0.3
575,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 574,424
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
730,000
(1)
Vistra Operations
Co. LLC, 7.750%,
10/15/2031 $ 766,497
0.2
11,153,828
2.9
Total Corporate Bonds/
Notes
(Cost $345,673,625)
349,065,254
92.1
BANK LOANS : 4.7%
Communications : 0.6%
1,250,000
(4)
Gray Television
Inc, Term Loan D,
12/01/2028 1,156,406
0.3
1,350,000  MH Sub I LLC, 9.096%,
05/03/2028 1,353,188
0.3
2,509,594
0.6
Consumer, Cyclical : 0.9%
1,407,188  American Greetings
Corporation, Tranche C
Term Loan, 10.595%,
(TSFR1M+5.750%),
10/30/2029 1,419,149
0.4
665,000
(4)
Kodiak BP LLC, New
Initial Term Loan,
11/26/2031 666,663
0.2
1,250,000  Petco Health and
Wellness Company
Inc., First Lien Initial
Term Loan, 8.115%,
03/06/2028 1,216,797
0.3
3,302,609
0.9
Consumer, Non-cyclical : 0.6%
884,801  Kuehg Corp., Term
Loan, 7.839%,
(TSFR3M+3.250%),
06/12/2030 895,308
0.3
1,246,875
(4)
Nielsen Consumer Inc.,
Ninth Amend Dollar
Term Loan,
03/06/2028 1,249,472
0.3
2,144,780
0.6
Energy : 0.7%
1,421,438
(4)
Epic Y Grade Services
LP, Term Loan,
06/29/2029 1,426,989
0.4
1,246,875
(4)
GoodNight Water
Solutions Holdings
LLC, Initial Term Loan,
06/04/2029 1,252,071
0.3
2,679,060
0.7
Financial : 1.0%
2,027,052  HUB International
Ltd, Incremental
Term Loan, 8.255%,
(TSFR2M+3.000%),
06/20/2030 2,042,994
0.5
Principal
Amount† Value
Percentage
of Net
Assets
BANK LOANS: (continued)
Financial: (continued)
1,019,881
(4)
Osaic Holdings Inc
(f/k/a Advisor Group
Holdings Inc), Term B4
Loan,
08/17/2028 $ 1,025,140
0.3
623,684  Truist Insurance
Holdings LLC, 2nd Lien
Term Loan, 10.060%,
(TSFR1M+3.500%),
03/08/2032 641,096
0.2
3,709,230
1.0
Technology : 0.9%
1,425,000  Cotiviti Holdings
Inc., Fixed Rate
Term Loan, 8.450%,
(TSFRM1M+3.250%),
04/30/2031 1,435,687
0.4
497,500  Cotiviti Inc., Initial
Floating Rate Term
Loan, 8.574%,
(TSFR1M+3.250%),
04/30/2031 502,008
0.1
1,425,000
(4)
PointClickCare
Technologies Inc.,
2024-1 Term Loan,
11/03/2031 1,433,016
0.4
3,370,711
0.9
Total Bank Loans
(Cost $17,448,389)
17,715,984
4.7
Total Long-Term
Investments
(Cost $363,122,014)
366,781,238
96.8
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 10.3%
Commercial Paper : 1.1%
1,000,000
Autozone, Inc.,
4.550
%,
01/02/2025 999,752
0.3
1,500,000
Exelon Corp.,
4.550
%,
01/02/2025 1,499,627
0.4
1,400,000  Keurig Dr. Pepper, Inc.,
4.550
%,
01/03/2025 1,399,478
0.4
Total Commercial Paper
(Cost $3,899,325)
3,898,857
1.1

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements : 5.9%
6,166,473
(5)
Bethesda Securities,
Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $6,168,027,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-7.311%, Market
Value plus accrued
interest $6,289,803, due
10/01/27-11/01/54)
$ 6,166,473
1.6
6,166,473
(5)
Cantor Fitzgerald
Securities, Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $6,168,027,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 2.000%-
7.000%, Market Value
plus accrued interest
$6,289,802, due
10/01/29-02/01/57)
6,166,473
1.6
1,294,854
(5)
Citadel Securities
LLC, Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $1,295,183,
collateralized by various
U.S. Government
Securities, 0.000%-
4.875%, Market Value
plus accrued interest
$1,321,091, due
01/28/25-11/15/54)
1,294,854
0.4
1,167,367
(5)
Clear Street LLC,
Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,167,661,
collateralized by various
U.S. Government
Securities, 2.375%-
6.125%, Market Value
plus accrued interest
$1,190,714, due
11/15/27-05/15/54)
1,167,367
0.3
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Repurchase Agreements (continued)
261,763
(5)
Daiwa Capital
Markets America,
Inc., Repurchase
Agreement dated
12/31/2024, 4.470%,
due 01/02/2025
(Repurchase Amount
$261,827, collateralized
by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-
7.500%, Market
Value plus accrued
interest $266,998, due
03/27/25-01/01/55)
$ 261,763
0.1
6,166,473
(5)
Marex Capital Markets
Inc., Repurchase
Agreement dated
12/31/2024, 4.630%,
due 01/02/2025
(Repurchase
Amount $6,168,037,
collateralized by various
U.S. Government
Agency Obligations,
2.500%-6.500%, Market
Value plus accrued
interest $6,289,802, due
11/01/51-12/01/54)
6,166,473
1.6
1,288,360
(5)
Mirae Asset Securities
(USA), Inc., Repurchase
Agreement dated
12/31/2024, 4.600%,
due 01/02/2025
(Repurchase
Amount $1,288,685,
collateralized by various
U.S. Government/U.S.
Government Agency
Obligations, 0.375%-
7.549%, Market Value
plus accrued interest
$1,314,463, due
02/12/25-07/20/73)
1,288,360
0.3
Total Repurchase
Agreements
(Cost $22,511,763)
22,511,763
5.9
Time Deposits : 0.9%
560,000
(5)
Canadian Imperial Bank
of Commerce,
4.320
%,
01/02/2025 560,000
0.1
580,000
(5)
Landesbank
Hessen Thueringen
Girozentrale,
4.320
%,
01/02/2025 580,000
0.1
620,000
(5)
Mizuho Bank Ltd.,
4.330
%,
01/02/2025 620,000
0.2

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS: (continued)
Time Deposits (continued)
590,000
(5)
Royal Bank of Canada,
4.330
%,
01/02/2025 $ 590,000
0.1
600,000
(5)
Societe Generale S.A.,
4.330
%,
01/02/2025 600,000
0.2
600,000
(5)
Toronto-Dominion Bank,
4.350
%,
01/02/2025 600,000
0.2
Total Time Deposits
(Cost $3,550,000)
3,550,000
0.9
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 2.4%
9,108,000
(6)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.370%
(Cost $9,108,000) $ 9,108,000 2.4
Total Short-Term
Investments
(Cost $39,069,088)
39,068,620
10.3
Total Investments in
Securities
(Cost $402,191,102) $ 405,849,858 107.1
Liabilities in Excess of
Other Assets
(27,041,287) (7.1)
Net Assets $ 378,808,571 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Security, or a portion of the security, is on loan.
(3)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(4)
Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)
Rate shown is the 7-day yield as of December 31, 2024.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR2M 2-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of December 31, 2024 (Unaudited) (continued)

Voya High Yield Bond Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
December 31, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes $ — $ 349,065,254 $ — $ 349,065,254
Bank Loans — 17,715,984 — 17,715,984
Short-Term Investments 9,108,000 29,960,620 — 39,068,620
Total Investments, at fair value $ 9,108,000 $ 396,741,858 $ — $ 405,849,858
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 7,253,786
Gross Unrealized Depreciation (3,595,030)
Net Unrealized Appreciation $ 3,658,756